UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2012
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Merchants' Gate Capital LP
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Address:   712 Fifth Avenue, 44th Floor
           --------------------------------------------------
           New York, NY 10019
           --------------------------------------------------

Form 13F File Number:      028-12839
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jason Capello
           --------------------------------------------------
Title:      Portfolio Manager
           --------------------------------------------------
Phone:      (212) 993-7040
           --------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Jason Capello          New York, NY           February 12, 2013
------------------------  -------------------------  --------------------
      [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             22
                                               -------------

Form 13F Information Table Value Total:         $2,224,917
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        NONE



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

                                                 Form 13F Information Table

          Column 1         Column 2   Column 3  Column 4       Column 5       Column 6  Column 7           Column 8
------------------------- ----------- --------- --------  ------------------ ---------- -------- -----------------------------
                            Title                 Value   Shares or Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer      of Class   CUSIP     (x$1000)   Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
------------------------- ----------- --------- --------  --------- --- ---- ---------- -------- --------- --------- ---------

ADVANCE AUTO PARTS           COM      00751Y106   43,410      6,000  SH CALL   SOLE                 6,000

ADVANCE AUTO PARTS INC       COM      00751Y106  123,795  1,711,062  SH        SOLE             1,711,062

AIRGAS INC                   COM      009363102  224,325  2,457,275  SH        SOLE             2,457,275

AUTOZONE INC                 COM      053332102   91,660    258,612  SH        SOLE               258,612

C H ROBINSON WORLDWIDE INC   COM NEW  12541W209  176,495  2,791,765  SH        SOLE             2,791,765

ECOLAB INC                   COM      278865100  160,966  2,238,744  SH        SOLE             2,238,744

EXPEDITORS INTL WASH INC     COM      302130109  234,633  5,932,567  SH        SOLE             5,932,567

FMC TECHNOLOGIES INC         COM      30249U101   77,604  1,811,900  SH        SOLE             1,811,900

GILDAN ACTIVEWEAR INC        COM      375916103    5,549    151,700  SH        SOLE               151,700

HOME DEPOT INC               COM      437076102   84,474  1,365,787  SH        SOLE             1,365,787

MONSANTO CO NEW              COM      61166W101  108,848  1,150,000  SH        SOLE             1,150,000

NATIONAL OILWELL VARCO INC   COM      637071101   69,638  1,018,850  SH        SOLE             1,018,850

NVR INC                      COM      62944T105  150,880    164,000  SH        SOLE               164,000




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


          Column 1         Column 2   Column 3  Column 4       Column 5       Column 6  Column 7           Column 8
------------------------- ----------- --------- --------  ------------------ ---------- -------- -----------------------------
                            Title                 Value   Shares or Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer      of Class   CUSIP     (x$1000)   Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
------------------------- ----------- --------- --------  --------- --- ---- ---------- -------- --------- --------- ---------

O REILLY AUTOMOTIVE INC NEW  COM      67103H107   34,874      3,900  SH  CALL   SOLE                3,900

O REILLY AUTOMOTIVE INC NEW  COM      67103H107   59,017      6,600  SH  CALL   SOLE                6,600

O REILLY AUTOMOTIVE INC NEW  COM      67103H107   65,445    731,878  SH         SOLE              731,878

RANGE RES CORP               COM      75281A109    5,988     95,300  SH         SOLE               95,300

SALLY BEAUTY HLDGS INC       COM      79546E104   19,445    825,000  SH         SOLE              825,000

SCHLUMBERGER LTD             COM      806857108  255,372  3,685,100  SH         SOLE            3,685,100

UNITED PARCEL SERVICE INC    CALL     911312106   95,849     13,000  SH  CALL   SOLE               13,000

UNITED PARCEL SERVICE INC    CL B     911312106  115,564  1,567,400  SH         SOLE            1,567,400

YPF SOCIEDAD ANONIMA         COM      984245100   21,086  1,449,200  SH         SOLE            1,449,200




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